Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	4.44%	4.64%
Ultimate trend rate	[1]	3.94%	3.96%
Year the rate reaches the ultimate trend rate	[1]	2026	2026
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 226
Effect of one-percentage-point decrease on total of service and interest cost components		(226)
Effect of one-percentage-point increase on postretirement benefit obligation		3,729
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (3,164)
Other than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	7.00%	7.50%
Ultimate trend rate	[1]	4.50%	4.50%
Year the rate reaches the ultimate trend rate	[1]	2026	2026
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 44
Effect of one-percentage-point decrease on total of service and interest cost components		(35)
Effect of one-percentage-point increase on postretirement benefit obligation		779
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (616)

[1]	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2016 and 2017, respectively.